SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS of CASH FLOW (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)		$ (310,204)	¥ (2,159,576)	¥ 1,981,804	¥ 597,704
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation expense		50,727	353,151	508,162	2,180,505
Impairment losses on the equity securities without readily determinable fair value		22,250	154,898	23,140	0
Gain from disposal of equity securities without readily determinable fair value		(870)	(6,057)
Changes in operating assets and liabilities
Other receivables		5,525	38,462	(53,806)	51,172
Prepaid expenses and other assets		8,128	56,586	(16,015)	(385,444)
Accrued expenses and other liabilities		68,848	479,303	(53,050)	325,641
Net cash provided by (used in) operating activities		(61,629)	(429,047)	2,345,892	2,865,590
Cash Flows from Investing Activities:
Loans to related parties		(7,309)	(50,884)	(142,181)
Proceeds from repayment of related parties		20,287	141,236	24,083	4,500
Net cash used in investing activities		(101,640)	(707,611)	(1,236,820)	(1,011,683)
Cash Flows from Financing Activities:
Proceeds from exercise of share options					4,277
Proceeds from convertible redeemable preferred shares				544,785	557,334
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)	¥ 463,065	66,515	463,065
Net cash provided by financing activities		67,795	471,978	545,886	563,360
Effect of exchange rate changes		723	5,043	35,333	(23,100)
Net increase (decrease) in cash, cash equivalent, and restricted cash		(94,751)	(659,637)	1,690,291	2,394,167
Cash, cash equivalent, and restricted cash at the beginning of the year		785,584	5,469,077	3,778,786	1,384,619
Cash, cash equivalent, and restricted cash at the end of the year		690,833	4,809,440	5,469,077	3,778,786
Issuance cost	¥ 31,776
Parent Company | Reportable legal entities
Cash Flows from Operating Activities:
Net income (loss)		(310,204)	(2,159,576)	1,981,804	597,704
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries and VIE		255,359	1,777,756	(2,495,935)	(2,776,701)
Share-based compensation expense		50,727	353,151	508,162	2,180,505
Impairment losses on the equity securities without readily determinable fair value		2,978	20,725
Gain from disposal of equity securities without readily determinable fair value		(870)	(6,057)
Changes in operating assets and liabilities
Other receivables		(54)	(377)
Prepaid expenses and other assets		(1,152)	(8,020)	(550)	(136)
Accrued expenses and other liabilities		(510)	(3,551)	3,551
Amounts due to subsidiaries and VIEs		1,387	9,659	(43)	(3)
Amounts due from subsidiaries and VIEs		18,872	131,387	(707,308)	(188,011)
Net cash provided by (used in) operating activities		16,533	115,097	(710,319)	(186,642)
Cash Flows from Investing Activities:
Investment in subsidiaries		(9,933)	(69,149)
Loans to related parties				(137,510)
Proceeds from repayment of related parties		19,846	138,163
Disposal of long-term investments		1,191	8,289
Net cash used in investing activities		11,104	77,303	(137,510)
Cash Flows from Financing Activities:
Proceeds from exercise of share options					4,277
Proceeds from convertible redeemable preferred shares				544,785	557,334
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)		66,515	463,065
Net cash provided by financing activities		66,515	463,065	544,785	561,611
Effect of exchange rate changes		1,892	13,173	87,448	(33,974)
Net increase (decrease) in cash, cash equivalent, and restricted cash		96,044	668,638	(215,596)	340,995
Cash, cash equivalent, and restricted cash at the beginning of the year		20,893	145,451	361,047	20,052
Cash, cash equivalent, and restricted cash at the end of the year		$ 116,937	814,089	145,451	361,047
Issuance cost			31,776
Dividends received from subsidiaries			¥ 0	¥ 0	¥ 0